Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 103,684 16,675 2,123 122,482 101,898 16,499 2,179 120,576 107,507 15,553 2,337 125,397
of which:
Equity instruments 86,722 1,336 128 88,186 85,242 736 137 86,115 90,307 1,101 171 91,579
Government bills / bonds 8,123 1,776 10 9,910 8,384 1,890 10 10,284 9,028 2,207 10 11,245
Investment fund units 8,048 1,707 18 9,773 7,400 1,602 31 9,033 7,374 1,794 23 9,192
Corporate and municipal bonds 784 8,417 821 10,022 865 9,795 783 11,443 789 8,356 817 9,961
Loans 0 3,115 1,000 4,114 0 2,234 1,052 3,285 0 1,860 1,134 2,995
Asset-backed securities 7 323 147 478 6 242 166 415 8 236 181 425
Derivative financial instruments 795 119,348 1,479 121,622 1,141 145,508 1,633 148,282 795 157,068 1,754 159,617
of which:
Foreign exchange contracts 296 49,154 6 49,456 459 70,221 12 70,692 319 68,424 5 68,749
Interest rate contracts 0 38,104 342 38,446 0 39,529 391 39,920 0 50,353 537 50,890
Equity / index contracts 1 28,383 801 29,185 0 31,369 820 32,189 0 33,990 853 34,842
Credit derivative contracts 0 1,739 303 2,043 0 1,914 395 2,309 0 2,008 350 2,358
Commodity contracts 0 1,832 24 1,856 0 2,187 14 2,201 0 2,211 6 2,217
Brokerage receivables 0 23,010 0 23,010 0 24,201 0 24,201 0 24,659 0 24,659
Financial assets at fair value not held for trading 29,125 31,809 4,459 65,393 31,596 33,385 4,206 69,187 40,986 35,435 3,942 80,364
of which:
Financial assets for unit-linked investment
contracts 21,974 9 8 21,991 21,162 0 3 21,166 20,628 101 2 20,731
Corporate and municipal bonds 88 16,009 333 16,430 98 15,114 334 15,547 290 16,957 372 17,619
Government bills / bonds 6,640 3,331 0 9,971 9,985 3,970 0 13,956 19,704 3,593 0 23,297
Loans 0 5,626 1,087 6,712 0 6,900 1,093 7,993 0 7,699 862 8,561
Securities financing transactions 0 6,203 201 6,404 0 6,811 119 6,930 0 6,629 122 6,751
Auction rate securities 0 0 1,563 1,563 0 0 1,587 1,587 0 0 1,527 1,527
Investment fund units 317 613 120 1,051 263 589 99 951 278 447 105 831
Equity instruments 105 18 594 717 86 0 530 616 86 0 544 631
Other 0 0 554 554 0 0 441 441 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 2,165 5,611 0 7,775 2,154 5,946 0 8,100 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 5,200 0 5,200 0 5,480 0 5,480 0 6,624 0 6,624
Government bills / bonds 2,121 44 0 2,165 2,115 43 0 2,159 1,103 47 0 1,150
Corporate and municipal bonds 44 367 0 411 38 423 0 461 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,470 0 0 5,470 5,709 0 0 5,709 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 67 68 0 1 247 248 0 1 245 246
Total assets measured at fair value 141,238 196,453 8,129 345,820 142,498 225,540 8,266 376,304 156,696 239,831 8,278 404,805
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,038 6,216 94 33,348 30,887 6,114 61 37,062 26,888 6,652 55 33,595
of which:
Equity instruments 20,826 387 75 21,288 26,190 151 50 26,392 22,519 425 40 22,985
Corporate and municipal bonds 37 4,592 13 4,642 32 4,718 7 4,757 31 4,048 9 4,089
Government bills / bonds 5,727 620 0 6,347 4,168 807 0 4,975 3,642 1,036 0 4,678
Investment fund units 442 581 6 1,028 492 397 3 891 696 1,127 5 1,828
Derivative financial instruments 754 117,983 2,950 121,686 1,404 141,518 3,114 146,036 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 280 47,048 59 47,387 541 67,043 54 67,638 316 70,149 61 70,527
Interest rate contracts 0 32,177 526 32,703 0 33,501 546 34,046 0 43,389 527 43,916
Equity / index contracts 9 34,431 1,902 36,342 0 36,614 2,070 38,684 0 38,870 2,306 41,176
Credit derivative contracts 0 2,000 392 2,392 0 2,139 369 2,508 0 2,403 528 2,931
Commodity contracts 0 2,034 51 2,085 0 1,907 59 1,966 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 39,129 0 39,129 0 45,600 0 45,600 0 38,742 0 38,742
Debt issued designated at fair value 0 60,321 14,744 75,065 0 53,900 12,635 66,535 0 50,273 10,970 61,243
Other financial liabilities designated at fair value 0 30,032 610 30,642 0 28,310 545 28,855 0 29,671 716 30,387
of which:
Financial liabilities related to unit-linked
investment contracts 0 22,217 0 22,217 0 21,357 0 21,357 0 20,975 0 20,975
Securities financing transactions 0 6,181 3 6,184 0 5,651 0 5,651 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,550 592 2,142 0 1,261 526 1,787 0 1,363 697 2,060
Total liabilities measured at fair value 27,791 253,679 18,398 299,869 32,291 275,442 16,355 324,088 27,635 282,222 15,212 325,069
1 Bifurcated

embedded derivatives

are presented

on the

same balance

sheet lines

as their

host contracts

and are

not included

in this

table. The

fair value

of these

derivatives was

not material

for the

periods
presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 103,684 16,675 2,123 122,482 101,898 16,499 2,179 120,576 107,507 15,553 2,337 125,397
of which:
Equity instruments 86,722 1,336 128 88,186 85,242 736 137 86,115 90,307 1,101 171 91,579
Government bills / bonds 8,123 1,776 10 9,910 8,384 1,890 10 10,284 9,028 2,207 10 11,245
Investment fund units 8,048 1,707 18 9,773 7,400 1,602 31 9,033 7,374 1,794 23 9,192
Corporate and municipal bonds 784 8,417 821 10,022 865 9,795 783 11,443 789 8,356 817 9,961
Loans 0 3,115 1,000 4,114 0 2,234 1,052 3,285 0 1,860 1,134 2,995
Asset-backed securities 7 323 147 478 6 242 166 415 8 236 181 425
Derivative financial instruments 795 119,348 1,479 121,622 1,141 145,508 1,633 148,282 795 157,068 1,754 159,617
of which:
Foreign exchange contracts 296 49,154 6 49,456 459 70,221 12 70,692 319 68,424 5 68,749
Interest rate contracts 0 38,104 342 38,446 0 39,529 391 39,920 0 50,353 537 50,890
Equity / index contracts 1 28,383 801 29,185 0 31,369 820 32,189 0 33,990 853 34,842
Credit derivative contracts 0 1,739 303 2,043 0 1,914 395 2,309 0 2,008 350 2,358
Commodity contracts 0 1,832 24 1,856 0 2,187 14 2,201 0 2,211 6 2,217
Brokerage receivables 0 23,010 0 23,010 0 24,201 0 24,201 0 24,659 0 24,659
Financial assets at fair value not held for trading 29,125 31,809 4,459 65,393 31,596 33,385 4,206 69,187 40,986 35,435 3,942 80,364
of which:
Financial assets for unit-linked investment
contracts 21,974 9 8 21,991 21,162 0 3 21,166 20,628 101 2 20,731
Corporate and municipal bonds 88 16,009 333 16,430 98 15,114 334 15,547 290 16,957 372 17,619
Government bills / bonds 6,640 3,331 0 9,971 9,985 3,970 0 13,956 19,704 3,593 0 23,297
Loans 0 5,626 1,087 6,712 0 6,900 1,093 7,993 0 7,699 862 8,561
Securities financing transactions 0 6,203 201 6,404 0 6,811 119 6,930 0 6,629 122 6,751
Auction rate securities 0 0 1,563 1,563 0 0 1,587 1,587 0 0 1,527 1,527
Investment fund units 317 613 120 1,051 263 589 99 951 278 447 105 831
Equity instruments 105 18 594 717 86 0 530 616 86 0 544 631
Other 0 0 554 554 0 0 441 441 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 2,165 5,611 0 7,775 2,154 5,946 0 8,100 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 5,200 0 5,200 0 5,480 0 5,480 0 6,624 0 6,624
Government bills / bonds 2,121 44 0 2,165 2,115 43 0 2,159 1,103 47 0 1,150
Corporate and municipal bonds 44 367 0 411 38 423 0 461 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,470 0 0 5,470 5,709 0 0 5,709 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 67 68 0 1 247 248 0 1 245 246
Total assets measured at fair value 141,238 196,453 8,129 345,820 142,498 225,540 8,266 376,304 156,696 239,831 8,278 404,805
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,038 6,216 94 33,348 30,887 6,114 61 37,062 26,888 6,652 55 33,595
of which:
Equity instruments 20,826 387 75 21,288 26,190 151 50 26,392 22,519 425 40 22,985
Corporate and municipal bonds 37 4,592 13 4,642 32 4,718 7 4,757 31 4,048 9 4,089
Government bills / bonds 5,727 620 0 6,347 4,168 807 0 4,975 3,642 1,036 0 4,678
Investment fund units 442 581 6 1,028 492 397 3 891 696 1,127 5 1,828
Derivative financial instruments 754 117,983 2,950 121,686 1,404 141,518 3,114 146,036 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 280 47,048 59 47,387 541 67,043 54 67,638 316 70,149 61 70,527
Interest rate contracts 0 32,177 526 32,703 0 33,501 546 34,046 0 43,389 527 43,916
Equity / index contracts 9 34,431 1,902 36,342 0 36,614 2,070 38,684 0 38,870 2,306 41,176
Credit derivative contracts 0 2,000 392 2,392 0 2,139 369 2,508 0 2,403 528 2,931
Commodity contracts 0 2,034 51 2,085 0 1,907 59 1,966 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 39,129 0 39,129 0 45,600 0 45,600 0 38,742 0 38,742
Debt issued designated at fair value 0 60,321 14,744 75,065 0 53,900 12,635 66,535 0 50,273 10,970 61,243
Other financial liabilities designated at fair value 0 30,032 610 30,642 0 28,310 545 28,855 0 29,671 716 30,387
of which:
Financial liabilities related to unit-linked
investment contracts 0 22,217 0 22,217 0 21,357 0 21,357 0 20,975 0 20,975
Securities financing transactions 0 6,181 3 6,184 0 5,651 0 5,651 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,550 592 2,142 0 1,261 526 1,787 0 1,363 697 2,060
Total liabilities measured at fair value 27,791 253,679 18,398 299,869 32,291 275,442 16,355 324,088 27,635 282,222 15,212 325,069
1 Bifurcated

embedded derivatives

are presented

on the

same balance

sheet lines

as their

host contracts

and are

not included

in this

table. The

fair value

of these

derivatives was

not material

for the

periods
presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Reserve balance at the beginning of the period 387 269 194 269 146
Profit / (loss) deferred on new transactions 97 181 121 278 239
(Profit) / loss recognized in the income statement (79) (63) (72) (142) (141)
Foreign currency translation 0 (1) 0 (1) (1)
Reserve balance at the end of the period 405 387 243 405 243

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the quarter ended
Year-to-date

USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Recognized during the period:
Realized gain / (loss)

(5) (6) 8 (11) 9
Unrealized gain / (loss)

123 (23) (1,103) 100 53
Total gain / (loss), before tax 118 (29) (1,095) 89 62
As of

USD million 30.6.21 31.3.21 30.6.20
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(278) (400) (31)

Valuation adjustments on financial instruments
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Deferred day-1 profit or loss reserves 405 387 269
Own credit adjustments on financial liabilities designated at fair value (278) (400) (381)
CVAs, FVAs,

DVAs and other valuation adjustments
(956) (977) (959)
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Credit valuation adjustments
1
(51) (53) (66)
Funding valuation adjustments (58) (58) (73)
Debit valuation adjustments 1 1 0
Other valuation adjustments (848) (867) (820)
of which: liquidity (327) (356) (340)
of which: model uncertainty (521) (511) (479)
1 Amounts do not include reserves against defaulted counterparties.

Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.5 16.5 18.4 18.4 15.4 15.4
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 390.1 389.8 376.8 376.8 379.5 380.8
Other financial assets measured at amortized cost 27.1 27.6 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.0
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 513.3 513.3 505.4 505.5 524.6 524.7
Debt issued measured at amortized cost 139.9 142.4 144.7 147.0 139.2 141.9
Other financial liabilities measured at amortized cost
1
6.4 6.4 5.5 5.6 5.8 5.8
1 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.5 16.5 18.4 18.4 15.4 15.4
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 390.1 389.8 376.8 376.8 379.5 380.8
Other financial assets measured at amortized cost 27.1 27.6 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.0
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 513.3 513.3 505.4 505.5 524.6 524.7
Debt issued measured at amortized cost 139.9 142.4 144.7 147.0 139.2 141.9
Other financial liabilities measured at amortized cost
1
6.4 6.4 5.5 5.6 5.8 5.8
1 Excludes lease liabilities.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
30.6.21 31.12.20
USD billion 30.6.21 31.12.20 30.6.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.2 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 15 143 100 1 143 100 points
Discounted expected
cash flows Discount margin 358 358 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.6 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 180 800 190 800
basis
points
Market comparable
and securitization
model Credit spread 28 1,558 228 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 222 162 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.7 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
14.7 11.0
Other financial liabilities
designated at fair value 0.6 0.7
Discounted expected
cash flows Funding spread 35 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.3 0.5 0.5 0.5 Option model Volatility of interest rates 49 73 29 69 basis
points
Credit derivative contracts 0.3 0.3 0.4 0.5
Discounted expected
cash flows
Credit spreads

2 496 1 489
basis
points
Bond price equivalent 3 102 0 100 points
Equity / index contracts 0.8 0.9 1.9 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity stocks,
equity and other indices 4 99 4 100%
Equity-to-FX correlation (30) 70 (34) 65%
Equity-to-equity
correlation (25) 99 (16) 100%
1 The ranges of significant

unobservable inputs are represented in points,

percentages and basis points.

Points are a percentage of

par (e.g., 100 points

would be 100% of par).

2 Weighted averages are

provided
for non-derivative financial instruments

and were calculated by weighting

inputs based on the fair

values of the respective instruments.

Weighted averages are not

provided for inputs related to

derivative contracts,
as this would not be meaningful.

3 The range of inputs is not

disclosed, as there is a dispersion of values

given the diverse nature of the investments.

4 Debt issued designated at fair value is

composed primarily
of UBS structured notes, which

include variable maturity notes

with various equity and foreign

exchange underlying risks, rates

-linked and credit-linked

notes, all of which

have embedded derivative parameters

that
are considered to be unobservable. The equivalent

derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
30.6.21 31.12.20
USD billion 30.6.21 31.12.20 30.6.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.2 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 15 143 100 1 143 100 points
Discounted expected
cash flows Discount margin 358 358 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.6 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 180 800 190 800
basis
points
Market comparable
and securitization
model Credit spread 28 1,558 228 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 222 162 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.7 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
14.7 11.0
Other financial liabilities
designated at fair value 0.6 0.7
Discounted expected
cash flows Funding spread 35 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.3 0.5 0.5 0.5 Option model Volatility of interest rates 49 73 29 69 basis
points
Credit derivative contracts 0.3 0.3 0.4 0.5
Discounted expected
cash flows
Credit spreads

2 496 1 489
basis
points
Bond price equivalent 3 102 0 100 points
Equity / index contracts 0.8 0.9 1.9 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity stocks,
equity and other indices 4 99 4 100%
Equity-to-FX correlation (30) 70 (34) 65%
Equity-to-equity
correlation (25) 99 (16) 100%
1 The ranges of significant

unobservable inputs are represented in points,

percentages and basis points.

Points are a percentage of

par (e.g., 100 points

would be 100% of par).

2 Weighted averages are

provided
for non-derivative financial instruments

and were calculated by weighting

inputs based on the fair

values of the respective instruments.

Weighted averages are not

provided for inputs related to

derivative contracts,
as this would not be meaningful.

3 The range of inputs is not

disclosed, as there is a dispersion of values

given the diverse nature of the investments.

4 Debt issued designated at fair value is

composed primarily
of UBS structured notes, which

include variable maturity notes

with various equity and foreign

exchange underlying risks, rates

-linked and credit-linked

notes, all of which

have embedded derivative parameters

that
are considered to be unobservable. The equivalent

derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Sensitivity of fair value measurements to changes

in unobservable input assumptions
30.6.21 31.3.21 31.12.20
USD million
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Traded loans, loans designated at fair value, loan commitments and guarantees 22 (13) 26 (21) 29 (28)
Securities financing transactions 69 (68) 71 (51) 40 (52)
Auction rate securities 114 (114) 88 (88) 105 (105)
Asset-backed securities 48 (34) 50 (40) 41 (41)
Equity instruments 150 (120) 127 (99) 129 (96)
Interest rate derivative contracts, net 25 (14) 38 (23) 11 (16)
Credit derivative contracts, net 8 (10) 10 (10) 10 (14)
Foreign exchange derivative contracts, net 15 (9) 17 (11) 20 (15)
Equity / index derivative contracts, net 344 (324) 358 (344) 318 (294)
Other 58 (77) 77 (92) 91 (107)
Total 852 (782) 861 (779) 794 (768)

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity of fair value measurements to changes

in unobservable input assumptions
30.6.21 31.3.21 31.12.20
USD million
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Traded loans, loans designated at fair value, loan commitments and guarantees 22 (13) 26 (21) 29 (28)
Securities financing transactions 69 (68) 71 (51) 40 (52)
Auction rate securities 114 (114) 88 (88) 105 (105)
Asset-backed securities 48 (34) 50 (40) 41 (41)
Equity instruments 150 (120) 127 (99) 129 (96)
Interest rate derivative contracts, net 25 (14) 38 (23) 11 (16)
Credit derivative contracts, net 8 (10) 10 (10) 10 (14)
Foreign exchange derivative contracts, net 15 (9) 17 (11) 20 (15)
Equity / index derivative contracts, net 344 (324) 358 (344) 318 (294)
Other 58 (77) 77 (92) 91 (107)
Total 852 (782) 861 (779) 794 (768)

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of

31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

30 June
2020
Financial assets at fair value held for
trading 1.8 (0.1) 0.0 0.3 (1.0) 1.4 0.0 0.3 0.0 0.0 2.7
of which:
Investment fund units 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.2 (0.2) 0.0 0.0 0.2 0.0 0.0 0.8
Loans 0.8 (0.1) 0.0 0.0 (0.6) 1.4 0.0 0.0 0.0 0.0 1.6
Other 0.4 0.0 0.0 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.5 (0.5) 0.0 (0.1) 0.0 1.5
of which:
Interest rate contracts
0.3 0.2 0.2 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.3
Equity / index contracts
0.6 0.0 0.1 0.0 0.0 0.5 (0.2) 0.0 (0.1) 0.0 0.8
Credit derivative contracts
0.4 0.1 0.1 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.4
Other
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 (0.1) (0.1) 0.5 (0.6) 0.0 0.0 0.1 0.0 0.0 3.7 of which:
Loans 1.2 0.0 0.0 0.4 (0.5) 0.0 0.0 0.0 0.0 0.0 1.0
Auction rate securities 1.5 (0.1) (0.1) 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.4
Equity instruments 0.5 0.0 0.0 0.1 0.0 0.0 0.0 0.1 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.8
Derivative financial instruments –
liabilities 2.0 1.2 1.1 0.0 0.0 0.5 (0.8) 0.6 (0.3) 0.0 3.3
of which:
Interest rate contracts 0.1 0.7 0.7 0.0 0.0 0.0 (0.3) 0.3 0.0 0.0 0.8
Equity / index contracts 1.3 0.2 0.2 0.0 0.0 0.5 (0.4) 0.0 (0.2) 0.0 1.4
Credit derivative contracts 0.5 0.3 0.3 0.0 0.0 0.1 (0.1) 0.3 (0.1) 0.0 0.9
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.9 0.2 0.3 0.0 0.0 3.9 (3.5) 0.4 (1.0) 0.0 9.7
Other financial liabilities designated
at fair value
0.8 0.0 0.0 0.0 0.0 0.6 (0.3) 0.0 0.0 0.0 1.1
1 Net gains / losses included

in comprehensive income

are composed of Net

interest income, Other

net income from financial

instruments measured at fair

value through profit or

loss and Other income.

2 Total
Level 3 assets as of 30 June 2021 were USD 8.1

billion (31 December 2020: USD
8.3

billion). Total Level 3 liabilities as of 30 June 2021 were USD
18.4

billion (31 December 2020: USD
15.2

billion).
Total gains / losses
included in
comprehensive income
Balance

as of
31 December
2020
2
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance

as of

30 June
2021
2
2.3 0.0 0.0 0.3 (0.8) 0.4 0.0 0.2 (0.2) 0.0 2.1
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
0.8
0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.8
1.1
0.0 0.0 0.1 (0.5) 0.4 0.0 0.0 (0.2) 0.0 1.0
0.4
(0.1) (0.1) 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.4) 0.0 (0.1) 0.0 1.5
0.5
(0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.3
0.9
0.1 0.1 0.0 0.0 0.3 (0.4) 0.0 (0.1) 0.0 0.8
0.3
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.3
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
3.9 0.1 0.1 0.7 (0.3) 0.0 0.0 0.1 0.0 0.0 4.5
0.9
0.0 0.0 0.4 (0.1) 0.0 0.0 0.0 0.0 0.0 1.1
1.5
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6
0.5
0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.6
1.0
0.0 0.0 0.2 0.0 0.0 0.0 0.0 0.0 0.0 1.2
3.5 0.2 0.0 0.0 0.0 0.7 (1.2) 0.0 (0.2) 0.0 2.9
0.5
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.5
2.3
0.4 0.2 0.0 0.0 0.5 (1.1) 0.0 (0.2) 0.0 1.9
0.5
(0.2) (0.2) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.4
0.1
0.1 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.1
11.0 0.3 0.2 0.0 0.0 7.2 (2.9) 0.2 (0.8) (0.2) 14.7
0.7 0.0 0.0 0.0 0.0 0.1 (0.2) 0.0 0.0 0.0 0.6